Disaggregated Revenue Data (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Revenues from licenses	$ 15	$ 50	$ 119	$ 328
Revenues from provision of maintenance and support services	125	219	284	360
Revenues from proxy services	937	119	1,754	119
Revenues from other license related services		6	8	14
Total revenues	$ 1,077	$ 394	$ 2,165	$ 821